Summary of significant accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
External advertising and market promotion expenses from continuing operations	$ 63,338,000	$ 29,783,000	$ 29,140,000
Value added tax rate from product revenue	13.00%
Value added tax on sub-licensing revenues	6.00%
VAT payable incurred as tax credit			105.00%
Employee benefit costs	$ 19,505,000	$ 16,809,000	$ 16,656,000
Number of reportable segments not reported	false
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Minimum
Summary of significant accounting policies
Term of time-based subscriptions	1 month
Maximum
Summary of significant accounting policies
Term of time-based subscriptions	12 months
Net revenues | Geographic Concentration Risk | China | Minimum
Summary of significant accounting policies
Percentage of revenue derived from mainland china	79.00%	79.00%	91.00%